LEASES (Schedule of Weighted Average Remaining Lease Terms and Discount Rates) (Details)	Dec. 31, 2023	Dec. 31, 2022
Leases [Abstract]
Weighted-average remaining lease term (years):	5 years 5 months 26 days	6 years 5 months 1 day
Weighted-average discount rate:	2.84%	2.70%